Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions	Mar. 17, 2025	Feb. 06, 2025	Jan. 30, 2025	Nov. 27, 2024	Dec. 31, 2024	Dec. 14, 2022	Sep. 20, 2022
Subsequent Events [Line Items]
Warrants to purchase				205,500
Exercise price (in Dollars per share)				$ 10		$ 160	$ 160
Warrant expire				5 years	2 years
Exercise price reduce (in Dollars per share)				$ 4
Subsequent Event [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share)			$ 4
Aggregate gross proceeds (in Dollars)			$ 2.5
Exercise price (in Dollars per share)			$ 4
Warrant expire			5 years
Reverse share split	Reverse	On February 26, 2025, the Company’s shareholders meeting approved a reverse share split of the Company’s issued and outstanding ordinary shares at a ratio of up to 6:1
Subsequent Event [Member] | Pre Funded Warrants [Member]
Subsequent Events [Line Items]
Warrants to purchase			538,750
Maximum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Number of shares issued			625,000
Maximum [Member] | Subsequent Event [Member] | Pre Funded Warrants [Member]
Subsequent Events [Line Items]
Warrants to purchase			538,750
Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Number of shares issued			86,250